JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 98.0%
Alternative Assets — 4.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	5,601	89,338
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	6,948	80,323
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,418	44,488

Total Alternative Assets		214,149

Fixed Income — 62.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	117,614	1,410,192
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	66,505	567,952
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,995	47,361
JPMorgan Government Bond Fund Class R6 Shares (a)	4,714	51,615
JPMorgan High Yield Fund Class R6 Shares (a)	18,019	131,717
JPMorgan Income Fund Class R6 Shares (a)	29,160	277,022
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,948	76,145
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	38,121	386,931
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	12,540	123,271

Total Fixed Income		3,072,206

International Equity — 8.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,987	82,604
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,926	60,068
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,160	35,444
JPMorgan International Equity Fund Class R6 Shares (a)	1,703	36,212
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	9,738	200,695

Total International Equity		415,023

U.S. Equity — 22.3%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,171	116,094
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	2,022	138,592
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,093	59,596
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	6,286	79,640
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	973	54,997
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	298	22,717
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,132	38,143
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,392	226,966
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,584	117,269
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,189	117,260
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,812	120,853

Total U.S. Equity		1,092,127

TOTAL INVESTMENT COMPANIES (Cost $4,024,788)		4,793,505

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $99,942)	99,942	99,942

Total Investments — 100.0% (Cost $4,124,730)		4,893,447
Other Assets Less Liabilities — 0.0% (c)		104

Net Assets — 100.0%		4,893,551

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,893,447	$–	$–	$4,893,447

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,359,669	$57,786	$—	$—	$(7,263)	$1,410,192	117,614	$7,659	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	551,771	18,890	—	—	(2,709)	567,952	66,505	3,560	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	47,776	540	—	—	(955)	47,361	5,995	539	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	89,302	989	—	—	(7,687)	82,604	1,987	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	64,351	1,482	—	—	(5,765)	60,068	2,926	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	117,151	552	—	—	(1,609)	116,094	5,171	552	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	36,326	—	—	—	(882)	35,444	1,160	—	—
JPMorgan Government Bond Fund Class R6 Shares (a)	46,731	5,136	—	—	(252)	51,615	4,714	195	—
JPMorgan High Yield Fund Class R6 Shares (a)	130,480	1,592	—	—	(355)	131,717	18,019	1,592	—
JPMorgan Income Fund Class R6 Shares (a)	276,066	2,693	—	—	(1,737)	277,022	29,160	2,692	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	74,982	544	—	—	619	76,145	6,948	544	—
JPMorgan International Equity Fund Class R6 Shares (a)	36,502	—	—	—	(290)	36,212	1,703	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	202,058	—	—	—	(1,363)	200,695	9,738	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	137,885	(1)	—	—	708	138,592	2,022	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	62,174	229	—	—	(2,807)	59,596	3,093	229	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	386,602	1,091	—	—	(762)	386,931	38,121	1,091	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	81,023	—	—	—	(1,383)	79,640	6,286	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	53,455	2,472	—	—	(930)	54,997	973	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	108,652	337	21,834	5,239	(3,056)	89,338	5,601	337	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	120,554	2,965	—	—	(248)	123,271	12,540	488	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	21,086	1,977	—	—	(346)	22,717	298	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	36,636	2,546	—	—	(1,039)	38,143	1,132	76	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	80,067	186	—	—	70	80,323	6,948	186	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	225,007	407	—	—	1,552	226,966	10,392	407	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	116,904	1	—	—	364	117,269	1,584	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	113,834	80,514	94,406	—	—	99,942	99,942	8	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	117,176	310	—	—	(226)	117,260	3,189	310	—
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	44,356	264	—	—	(132)	44,488	4,418	264	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	121,387	—	—	—	(534)	120,853	2,812	—	—

Total	$4,859,963	$183,502	$116,240	$5,239	$(39,017)	$4,893,447		$20,729	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.